Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
B-1 convertible preferred stock
Stock issued price, per share	$ 12.4168
Series B-1
Stock issued price, per share	$ 12.4168	$ 8.69
Issuance costs	$ 2,838	$ 2,713
Series B-1 | B-1 convertible preferred stock
Stock issued price, per share		$ 12.4168
Series B-2
Stock issued price, per share	$ 12.4168